Other assets	12 Months Ended
Mar. 31, 2011
Other assets

15. Other assets

Other assets include the following:

	As of March 31,
	2010		2011		2011
	(In millions)
Security deposits for leased property	Rs.	4,110.2	Rs.	2,812.8	US$	63.2
Sundry accounts receivable		8,024.1		6,666.5		149.7
Advance tax (net of provision for taxes)		9,733.9		9,743.7		218.8
Advances		1,288.3		799.0		17.9
Prepaid expenses		1,050.3		1,016.0		22.8
Restricted cash/ securitization margin for credit enhancement and securitized transactions		103.2		2,269.2		50.9
Derivatives		77,929.2		75,593.6		1,697.2
Others		11,848.9		16,631.6		373.1

Total	Rs.	114,088.1	Rs.	115,532.4	US$	2,593.6